INTANGIBLES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Change in the Carrying Amount of Goodwill by Segment
The change in the carrying amount of goodwill by segment for the nine months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Total
Balance at December 31, 2017	$718,958	$1,741,145	$2,460,103
Additions	5,252	13,707	18,959
Foreign currency impact	(7,710)	(58,798)	(66,508)
Balance at September 30, 2018	$716,500	$1,696,054	$2,412,554

The change in the carrying amount of goodwill by segment for the year ended December 31, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Total
Balance at December 31, 2016	$550,902	$1,527,863	$2,078,765
Additions	152,096	34,391	186,487
Foreign currency impact	15,960	178,891	194,851
Balance at December 31, 2017	$718,958	$1,741,145	$2,460,103

Intangible Assets of the Company, Other Than Goodwill and Trademarks
Intangible assets of the Company, other than goodwill and trade names, consist of the following:

In thousands	September 30, 2018	December 31, 2017
Patents, non-compete and other intangibles, net of accumulated
amortization of $42,928 and $43,021	$15,192	$17,554
Customer relationships, net of accumulated amortization
of $151,007 and $126,824	542,780	583,459
Total	$557,972	$601,013

As of December 31, 2017 and 2016, the Company’s trade names had a net carrying amount of $603.4 million and $510.5 million, respectively, and the Company believes these intangibles have indefinite lives. Intangible assets of the Company, other than goodwill and trade names, consist of the following:

	December 31,
In thousands	2017	2016
Patents, non-compete and other intangibles, net of accumulated amortization of $43,021 and $40,638	$17,554	$15,360
Customer relationships, net of accumulated amortization of $126,824 and $87,334	583,459	528,068
Total	$601,013	$543,428

Estimated Amortization Expense Five Succeeding Years	Amortization expense for the five succeeding years is estimated to be as follows:

Remainder of 2018	$10,460
2019	38,335
2020	36,099
2021	35,608
2022	35,320
Estimated amortization expense for the five succeeding years is as follows (in thousands):
2018	$38,059
2019	36,076
2020	34,050
2021	33,777
2022	33,489